Form N-1A Cover	Dec. 05, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Virtus ETF Trust II
Entity Central Index Key	0001648403
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 05, 2025
Prospectus Date	Nov. 04, 2025